STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Shares Available For Issuance
Total reserved for stock options and restricted stock	$ 313,000
Add back options cancelled before exercise	(71,916)	(42,411)
Outstanding Options and Restricted Stock
Options exercised		(23,767)
Ending Balance	133,484
Plan2003Member
Shares Available For Issuance
Total reserved for stock options and restricted stock	160,000	160,000
Net restricted stock issued net of cancellations	(31,125)	(31,125)
Stock options granted	(154,449)	(154,449)
Add back options cancelled before exercise	67,849	67,849
Options cancelled by plan vote	(42,275)
Remaining shares available for future grants		42,275
Outstanding Options and Restricted Stock
Total granted	154,449	154,449
Options cancelled	(67,849)	(67,849)
Options exercised	(35,600)	(35,600)
Shares outstanding, before restricted stock	51,000	51,000
Restricted stock issued, net of cancellations	31,125	31,125
Ending Balance	82,125	82,125
Plan2008Member
Shares Available For Issuance
Total reserved for stock options and restricted stock	10,000,000	10,000,000
Net restricted stock issued net of cancellations	(320,978)	(256,891)
Stock options granted	(326,750)	(254,500)
Add back options cancelled before exercise	75,500	54,167
Options cancelled by plan vote
Remaining shares available for future grants		9,542,776
Outstanding Options and Restricted Stock
Total granted	326,750	254,500
Options cancelled	(75,500)	(54,167)
Options exercised	(13,000)	(13,000)
Shares outstanding, before restricted stock	238,250	187,333
Restricted stock issued, net of cancellations	320,978	256,891
Ending Balance	559,228	444,244
NotPursuanttoaPlanMember
Outstanding Options and Restricted Stock
Total granted	310,000	310,000
Options cancelled	$ (138,333)	$ (138,333)
Options exercised	(66,667)	(66,667)
Shares outstanding, before restricted stock	105,000	105,000
Restricted stock issued, net of cancellations	28,484	28,484
Ending Balance		133,484